Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentrations

NOTE 15 - CONCENTRATIONS

Customers:

Amazon accounted for 60.1% and 57.6% of the Company’s revenues during the nine months ended September 30, 2020 and 2019, respectively. For the three months ended September 30, 2020 and 2019, Amazon accounted for 64.9% and 63.6% of the Company’s revenues. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the nine months ended September 30, 2020 and 2019.

	September 30, 2020		September 30, 2019

Garmin	$376,741	11.8%	$490,564	15.1%
Network Innovations	$697,902	21.8%	$1,032,647	31.8%
Cygnus Telecom	$376,741	13.2%	$402,455	12.4%

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the three months ended September 30, 2020 and 2019.

	September 30, 2020		September 30, 2019

Garmin	$140,666	12.5%	$188,383	18.1%
Network Innovations	$167,300	14.9%	$385,204	36.9%
Cygnus Telecom	$141,364	12.6%	$125,420	12.0%
Satcom Global	$123,435	11.0%	$38,943	1.2%

Geographic:

The following table sets forth revenue as to each geographic location, for the nine months ended September 30, 2020 and 2019:

	September 30, 2020		September 30, 2019

Europe	$2,749,781	66.0%	$3,216,613	72.2%
North America	1,035,904	24.9%	816,699	18.3%
South America	20,510	0.5%	33,841	0.8%
Asia & Pacific	279,247	6.7%	312,848	7.0%
Australia & Oceanic	42,594	1.0%	35,912	0.8%
Africa	35,714	0.9%	37,994	0.9%
	$4,163,750		$4,453,906

The following table sets forth revenue as to each geographic location, for the three months ended September 30, 2020 and 2019:

	September 30, 2020		September 30, 2019

Europe	$1,044,503	70.8%	$1,132,882	64.9%
North America	290,065	19.7%	479,463	27.5%
South America	8,609	0.6%	13,131	0.8%
Asia & Pacific	101,244	6.9%	100,380	5.7%
Australia & Oceanic	21,655	1.5%	12,141	0.7%
Africa	9,317	0.6%	8,528	0.5%
	$1,475,393		$1,746,525

NOTE 16 - CONCENTRATIONS

Customers:

Amazon accounted for 56.9% and 37.3% of the Company’s revenues during the years ended December 31, 2019 and 2018, respectively. No other customer accounted for 10% or more of the Company’s revenues for either period.

Suppliers:

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s purchases for the years ended December 31, 2019 and 2018.

	December 31, 2019		December 31, 2018

Network Innovations	$1,431,075	30.1%	$2,002,733	42.8%
Garmin	$647,360	13.6%	$589,529	12.2%
Globalstar Europe	$568,006	12.0%	$610,933	12.7%
Cygnus Telecom	$525,231	11.1%	$457,871	9.5%

Geographic:

The following table sets forth revenue as to each geographic location, for the years ended December 31, 2019 and 2018:

	Year Ended December 31, 2019		Year Ended December 31, 2018

Europe	$4,152,218	70.7%	$3,841,332	67.1%
North America	1,162,869	19.8%	1,282,494	22.4%
South America	42,212	0.7%	227,280	4.0%
Asia & Pacific	414,725	7.1%	317,699	5.5%
Africa	46,783	0.8%	58,096	1.0%
	$5,869,558		$5,726,901